Accounts Receivable, Net (Details) - Schedule of accounts receivable - Accounts Receivable [Member] - USD ($)	Dec. 31, 2022	Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 2,099,251	$ 877,931
Less: allowance for doubtful accounts
Accounts receivable, net	$ 2,099,251	$ 877,931